Loans (Details) - Part-1 € in Thousands, ₪ in Thousands		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 EUR (€)	Mar. 31, 2022 ILS (₪)	Feb. 11, 2021 EUR (€)	Feb. 11, 2021 ILS (₪)	Dec. 31, 2020	Mar. 12, 2019 EUR (€)
Loans (Details) - Part-1 [Line Items]
Minority percentage		49.00%
Separate loans		2
Floating interest rate		5.65%	5.65%					4.50%
Amount of loan			₪ 353,000						€ 18,400
Standby equity guarantee		€ 3,400	₪ 13,475
Floating interest rate [member]
Loans (Details) - Part-1 [Line Items]
Floating interest rate		9.10%	9.10%
Manara Project [Member]
Loans (Details) - Part-1 [Line Items]
Owned Israeli subsidiary		83.333%
Ellomay and Ampa Investments Ltd [Member]
Loans (Details) - Part-1 [Line Items]
Floating interest rate		7.00%	7.00%
Ellomay and Ampa Investments Ltd [Member] | Ellomay Pumped Storage [Member]
Loans (Details) - Part-1 [Line Items]
Standby equity guarantee		€ 3,300	₪ 12,500
Mezzanine Loan [Member]
Loans (Details) - Part-1 [Line Items]
Floating interest rate		5.00%	5.00%
Manara PSP Project Finance [Member]
Loans (Details) - Part-1 [Line Items]
Amount of loan | ₪			₪ 245,656
Manara PSP Project Finance [Member] | Ellomay Pumped Storage [Member]
Loans (Details) - Part-1 [Line Items]
Amount of loan		€ 65,452
Sheva Mizrakot Ltd [Member]
Loans (Details) - Part-1 [Line Items]
Owned Israeli subsidiary		16.667%
Israeli consortium Loan Agreement [Member]
Loans (Details) - Part-1 [Line Items]
Maturity date		December 31, 2027
Amount of loan						€ 338,000	₪ 1,270,000
Israeli consortium Loan Agreement [Member] | Manara Project [Member]
Loans (Details) - Part-1 [Line Items]
Aggregate amount		€ 17,100	64,000
Gse Three Uk Limited And Fond Ico Infraestructuras Ii, Ficc [Member] | Talasol Project [Member]
Loans (Details) - Part-1 [Line Items]
Owned Israeli subsidiary	49.00%
Maturity date		December 31, 2037
Amount of loan		€ 8,452	₪ 33,910
Manara Project [Member]
Loans (Details) - Part-1 [Line Items]
Floating interest rate		3.00%	3.00%
Amount of loan		€ 25,055
Long-term facilities		€ 16,800	₪ 63,000	€ 10,600	₪ 40,000
Manara Project [Member] | Senior Secured Tranche[Member]
Loans (Details) - Part-1 [Line Items]
Repaid over a period		19 years 6 months
Manara Project [Member] | Senior Secured Tranche[Member] | Ellomay Pumped Storage [Member]
Loans (Details) - Part-1 [Line Items]
Amount of loan		€ 5,527	₪ 20,875
Manara Project [Member] | Subordinated Secured B Tranche [Member]
Loans (Details) - Part-1 [Line Items]
Repaid over a period		12 years
Manara Project [Member] | Construction Period Of Project [Member] | Senior Secured Tranche[Member]
Loans (Details) - Part-1 [Line Items]
Floating interest rate		3.25%	3.25%
Manara Project [Member] | Construction Period Of Project [Member] | Senior Secured Tranche[Member] | Bottom of range [member] | Ellomay Pumped Storage [Member]
Loans (Details) - Part-1 [Line Items]
Interest rate range		2.75%
Manara Project [Member] | Construction Period Of Project [Member] | Subordinated Secured B Tranche [Member]
Loans (Details) - Part-1 [Line Items]
Floating interest rate		4.35%	4.35%
Manara Project [Member] | Actual Completion Date Of Project [Member] | Senior Secured Tranche[Member]
Loans (Details) - Part-1 [Line Items]
Floating interest rate		2.40%	2.40%
Manara Project [Member] | Actual Completion Date Of Project [Member] | Subordinated Secured B Tranche [Member]
Loans (Details) - Part-1 [Line Items]
Floating interest rate		3.90%	3.90%
Manara Project [Member] | Commercial Operation [Member] | Senior Secured Tranche[Member] | Top of range [member] | Ellomay Pumped Storage [Member]
Loans (Details) - Part-1 [Line Items]
Interest rate range		4.78%